Note 36 Transactions on behalf of third parties breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions on behalf of third parties [Line Items]
Financial instruments entrusted by third parties	€ 356,985	€ 357,022	€ 693,497
Conditional bills and other securities received for collection	10,795	10,459	13,133
Securities lending on behalf of third parties	2,605	5,285	7,129
Total transactions on behalf of third parties	€ 370,385	€ 372,766	€ 713,759